UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13 F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:                   March 31, 2012

Check here if Amendment             [_]; Amendment Number:

This Amendment (Check only one.):   [_] is a restatement.
                                    [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Broadmark Asset Management, LLC
Address:   12 East 52nd Street
           3rd Floor
           New York, NY 10022

13F File Number: 28-06435

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jerome Crown
Title:   Chief Financial Officer
Phone:   212-586-6566

Signature, Place and Date of Signing:

/s/  Jerome Crown         New York, NY             May 15, 2012
--------------------      -------------------      --------------------

Report Type (Check only one.):

[X]      13F HOLDINGS REPORT

[_]      13F NOTICE

[_]      13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     3

Form 13F Information Table Value Total:    $53,313
                                          (thousands)

List of Other Included Managers:

    No.       Form 13F File Number     Name


     1.       028-12088                Forward Management, LLC


                                                FORM 13F INFORMATION TABLE
                                              Broadmark Asset Management LLC
                                                      March 31, 2012


COLUMN 1                      COLUMN 2        COLUMN 3   COLUMN 4         COLUMN 5      COLUMN 6    COLUMN 7         COLUMN 8

                              TITLE                       VALUE     SHS OR   SH/ PUT/   INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                OF CLASS        CUSIP      (x$1000)   PRN AMT  PRN CALL   DISCRETION  MGRS     SOLE      SHARED   NONE

CURRENCYSHARES EURO TR        EURO SHS        23130C108     2,654    20,000      PUT    SOLE                 20,000    0        0
PROSHARES TR II               ULTRA SILVER    74347W841     1,089    20,000      PUT    SOLE                 20,000    0        0
SPDR DOW JONES INDL AVRG ETF  UT SER 1        78467X109    49,570   376,097  SH         OTHER       1        0         376,097  0




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